Related Party Disclosures (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Disclosures (Details) [Line Items]
Revenue	$ 189,765	$ 553,185
Receivables	45,592
Receivables	$ 235,357
Interest rate	5.00%
Unsecured, earn interest	2.50%
Converted at any time during term	2 years
Fully diluted basis percentage	54.00%
BCT Singapore [Member]
Related Party Disclosures (Details) [Line Items]
Receivables	$ 171,500
Interest rate	50.00%